12. FINANCIAL INSTRUMENTS (Details 8) - 12 months ended Dec. 31, 2017 € in Thousands, R$ in Thousands, $ in Thousands	BRL (R$)	USD ($) R$ / $	EUR (€) R$ / $
Disclosure of detailed information about hedged items [line items]
Designated amounts		$ 1,566,000
Amortized part		$ (248,333)
Impact on Shareholders' equity | R$	R$ (395,524)
Foreign Subsidiaries
Disclosure of detailed information about hedged items [line items]
Designation date	09/01/2015
Hedging instrument	Non-derivative financial liabilities in EUR – Debt contract
Hedged item	Investments in subsidiaries which EUR is the functional currency
Type of hedged risk	Foreign exchange - R$ vs. EUR spot rate
Exchange rate on designation | R$ / $		4.0825	4.0825
Designated amounts | €			€ 120,000
Amortized part		$ (48,000)
Impact on Shareholders' equity | R$	R$ (17,911)